Stock-based compensation (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Noncash Expense [Abstract]
Options, beginning	1,342,819	731,772
Granted	2,292,539	851,131
Exercised or converted	(259,338)	(213,750)
Forfeited or cancelled	(333,905)	(26,334)
Expired	(199,000)	0
Options, ending	2,843,115	1,342,819	731,772
Options vested	2,838,089	911,451	398,438
Options non-vested	5,026	431,368	333,334
Weighted-average exercise price, beginning	$ 2.76	$ 3.61
Granted	.99	1.56
Exercised or converted	1.00	.98
Forfeited or cancelled	.05	.05
Expired	5.19	.00
Weighted-average exercise price, ending	.99	2.76	$ 3.61
Weighted-average exercise price vested	$ 1.00	$ 3.28	$ 3.07
Weighted average remaining contractual term outstanding	5 years 2 months 8 days	3 years	2 years 7 months 2 days
Weighted average remaining contractual term vested	5 years 2 months 8 days	2 years 3 months 4 days	2 years 7 months 24 days
Aggregate intrinsic value exercised or converted	$ 581,477	$ 238,614
Aggregate intrinsic value outstanding	3,693,941	(895,404)	$ (1,149,461)
Aggregate intrinsic value vested	$ 3,682,672	$ (1,082,233)	$ (410,792)